Average Annual Total Returns - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity Massachusetts Municipal Income Fund
Apr. 01, 2023
Fidelity Massachusetts Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(9.05%)
Past 5 years	0.68%
Past 10 years	1.80%
Fidelity Massachusetts Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.05%)
Past 5 years	0.62%
Past 10 years	1.71%
Fidelity Massachusetts Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.56%)
Past 5 years	1.09%
Past 10 years	2.02%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
IXYHY
Average Annual Return:
Past 1 year	(8.51%)
Past 5 years	1.03%
Past 10 years	2.10%